Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Current liabilities
Direct employee benefits payable	$ 20,858,965		$ 20,964,474
Provisions	34,355,359		35,850,857
Total	$ 55,214,324	$ 3,268	$ 56,815,331